Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statutory federal income tax rate and the effective rate reconciliation
Statutory federal income tax rate	34.00%	34.00%
State taxes, net of federal tax benefit	5.94%	5.00%
Valuation allowance	(39.94%)	(39.00%)
Net deferred tax asset